Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2040 Fund
December 31, 2021
AFF40-NPRT3-0322
1.811338.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $619,977)	620,000	619,986

Domestic Equity Funds - 50.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,836,345	178,908,056
Fidelity Advisor Series Growth Opportunities Fund (c)	8,772,561	123,254,487
Fidelity Advisor Series Small Cap Fund (c)	5,639,679	81,775,346
Fidelity Series All-Sector Equity Fund (c)	6,485,452	77,176,879
Fidelity Series Commodity Strategy Fund (c)	14,228,073	58,192,817
Fidelity Series Large Cap Stock Fund (c)	14,980,008	284,470,354
Fidelity Series Large Cap Value Index Fund (c)	1,977,012	30,762,299
Fidelity Series Opportunistic Insights Fund (c)	8,016,933	166,271,201
Fidelity Series Small Cap Opportunities Fund (c)	6,760,402	100,865,196
Fidelity Series Stock Selector Large Cap Value Fund (c)	12,882,692	181,130,648
Fidelity Series Value Discovery Fund (c)	11,165,669	185,015,129
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,087,418,908)		1,467,822,412

International Equity Funds - 41.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	5,814,309	84,481,912
Fidelity Series Emerging Markets Fund (c)	3,917,884	41,176,963
Fidelity Series Emerging Markets Opportunities Fund (c)	17,736,872	372,829,056
Fidelity Series International Growth Fund (c)	11,357,653	217,158,335
Fidelity Series International Small Cap Fund (c)	3,052,878	65,301,053
Fidelity Series International Value Fund (c)	19,454,620	217,308,104
Fidelity Series Overseas Fund (c)	15,080,106	217,153,525
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $921,275,813)		1,215,408,948

Bond Funds - 7.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	577,877	5,807,667
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	2,296,305	23,261,571
Fidelity Series Emerging Markets Debt Fund (c)	1,664,322	15,095,404
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	538,184	5,080,455
Fidelity Series Floating Rate High Income Fund (c)	309,472	2,865,710
Fidelity Series High Income Fund (c)	1,830,000	17,458,201
Fidelity Series International Credit Fund (c)	131,615	1,305,624
Fidelity Series International Developed Markets Bond Index Fund (c)	24,567	241,496
Fidelity Series Investment Grade Bond Fund (c)	1,471,459	17,098,356
Fidelity Series Long-Term Treasury Bond Index Fund (c)	13,539,819	115,359,262
Fidelity Series Real Estate Income Fund (c)	919,801	10,789,264
TOTAL BOND FUNDS (Cost $214,987,030)		214,363,010

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d) (Cost $1,904,376)	1,904,002	1,904,383

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,226,206,104)	2,900,118,739
NET OTHER ASSETS (LIABILITIES) - 0.0%	(508,722)
NET ASSETS - 100.0%	2,899,610,017

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	16	Mar 2022	981,040	5,812	5,812

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $455,987.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	1,121,756	6,468,276	5,685,649	356	-	-	1,904,383	0.0%
Total	1,121,756	6,468,276	5,685,649	356	-	-	1,904,383

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	169,378,765	47,491,701	40,363,381	30,533,537	4,170,412	(1,769,441)	178,908,056
Fidelity Advisor Series Growth Opportunities Fund	117,786,198	45,992,717	23,696,208	28,076,980	1,141,780	(17,970,000)	123,254,487
Fidelity Advisor Series Small Cap Fund	76,636,365	18,333,008	10,731,123	14,279,213	2,702,233	(5,165,137)	81,775,346
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	12,481,943	6,627,154	45,600	(39,187)	(7,935)	5,807,667
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	24,392,290	1,238,857	122,814	(2,767)	110,905	23,261,571
Fidelity Series All-Sector Equity Fund	72,422,063	14,313,295	11,353,748	10,926,770	1,338,101	457,168	77,176,879
Fidelity Series Canada Fund	65,072,557	15,856,050	5,742,007	1,783,772	127,771	9,167,541	84,481,912
Fidelity Series Commodity Strategy Fund	74,234,374	28,521,821	34,059,343	24,051,107	(3,890,371)	(6,613,664)	58,192,817
Fidelity Series Emerging Markets Debt Fund	14,485,779	2,075,468	1,425,165	521,693	(68,584)	27,906	15,095,404
Fidelity Series Emerging Markets Debt Local Currency Fund	4,688,955	948,077	251,393	194,215	(5,016)	(300,168)	5,080,455
Fidelity Series Emerging Markets Fund	42,555,333	7,975,467	5,170,349	1,340,780	53,908	(4,237,396)	41,176,963
Fidelity Series Emerging Markets Opportunities Fund	384,393,494	104,081,644	44,878,803	42,353,434	1,156,096	(71,923,375)	372,829,056
Fidelity Series Floating Rate High Income Fund	2,791,561	271,458	218,739	94,353	(1,787)	23,217	2,865,710
Fidelity Series Government Money Market Fund 0.08%	17,747,351	1,902,523	19,649,874	3,994	-	-	-
Fidelity Series High Income Fund	16,614,138	2,284,280	1,724,852	732,258	4,960	279,675	17,458,201
Fidelity Series Inflation-Protected Bond Index Fund	53,306,779	5,368,172	60,837,348	546,883	5,024,978	(2,862,581)	-
Fidelity Series International Credit Fund	1,280,514	33,032	-	33,032	-	(7,922)	1,305,624
Fidelity Series International Developed Markets Bond Index Fund	-	252,419	10,941	201	18	-	241,496
Fidelity Series International Growth Fund	182,346,956	36,375,413	13,385,726	16,711,526	429,935	11,391,757	217,158,335
Fidelity Series International Small Cap Fund	57,220,529	10,487,849	4,651,999	7,600,695	238,135	2,006,539	65,301,053
Fidelity Series International Value Fund	182,265,277	50,577,616	21,200,372	10,492,414	414,403	5,251,180	217,308,104
Fidelity Series Investment Grade Bond Fund	1,194,742	21,032,400	5,070,366	66,519	(562)	(57,858)	17,098,356
Fidelity Series Large Cap Stock Fund	264,528,590	43,073,456	31,168,980	25,297,422	1,128,836	6,908,452	284,470,354
Fidelity Series Large Cap Value Index Fund	28,550,060	4,230,258	3,768,435	1,800,422	167,968	1,582,448	30,762,299
Fidelity Series Long-Term Treasury Bond Index Fund	73,158,566	50,449,103	14,564,804	1,691,775	(2,041,835)	8,358,232	115,359,262
Fidelity Series Opportunistic Insights Fund	157,041,766	40,334,788	37,347,406	26,057,749	3,743,326	2,498,727	166,271,201
Fidelity Series Overseas Fund	182,649,273	25,330,103	17,011,843	6,181,985	581,777	25,604,215	217,153,525
Fidelity Series Real Estate Income Fund	10,229,243	695,243	764,554	382,963	11,624	617,708	10,789,264
Fidelity Series Short-Term Credit Fund	3,738,236	197,902	3,936,111	18,108	84,041	(84,068)	-
Fidelity Series Small Cap Opportunities Fund	94,591,406	33,556,869	13,226,293	25,236,257	89,047	(14,145,833)	100,865,196
Fidelity Series Stock Selector Large Cap Value Fund	167,531,918	38,371,926	23,027,537	23,552,252	675,333	(2,420,992)	181,130,648
Fidelity Series Value Discovery Fund	171,498,496	31,283,252	25,297,900	14,946,835	1,027,803	6,503,478	185,015,129
	2,689,939,284	718,571,543	482,401,611	315,677,558	18,262,376	(46,777,222)	2,897,594,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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